UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $135,487 (x$1000)

  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 INC.                       COM              282914100      779   113700 SH       SOLE                                     113700
ALTRIA GROUP INC               COM              02209S103     2375    69057 SH       SOLE                                      69057
AMAZON COM INC                 COM              023135106     5200    19513 SH       SOLE                                      19513
APPLE INC                      COM              037833100    10718    24212 SH       SOLE                                      24212
CARPENTER TECHNOLOGY CORP      COM              144285103     2901    58850 SH       SOLE                                      58850
CATERPILLAR INC DEL            COM              149123101     3154    36266 SH       SOLE                                      36266
CHEVRON CORP                   COM              166764100     3867    32548 SH       SOLE                                      32548
COCA-COLA CO                   COM              191216100     1090    26950 SH       SOLE                                      26950
CORNING INC                    COM              219350105     5533   415068 SH       SOLE                                     415068
DEERE & CO                     COM              244199105     1772    20615 SH       SOLE                                      20615
DEVON ENERGY CORP              COM              25179M103     2343    41525 SH       SOLE                                      41525
DIRECTV                        COM              25490A309     2435    43025 SH       SOLE                                      43025
ELMIRA SAVINGS BANK            COM              289660102     4716   186037 SH       SOLE                                     186037
EMC CORP                       COM              268648102     6145   257230 SH       SOLE                                     257230
EXXON MOBIL CORP               COM              30231G102     1561    17326 SH       SOLE                                      17326
FEDEX CORP                     COM              31428X106     2151    21905 SH       SOLE                                      21905
GENERAL ELECTRIC CO            COM              369604103     5523   238884 SH       SOLE                                     238884
GOLDMAN SACHS GROUP INC        COM              38141G104     4560    30991 SH       SOLE                                      30991
INTEL CORP                     COM              458140100     4025   184351 SH       SOLE                                     184351
INTL BUSINESS MACHINES         COM              459200101     1999     9372 SH       SOLE                                       9372
INTUITIVE SURGICAL             COM              46120E602     2788     5675 SH       SOLE                                       5675
JOHNSON & JOHNSON              COM              478160104      283     3475 SH       SOLE                                       3475
KRAFT FOODS GROUP              COM              50076Q106      282     5481 SH       SOLE                                       5481
MAKO SURGICAL CORP             COM              560879108     1841   165150 SH       SOLE                                     165150
MCDERMOTT INTL INC             COM              580037109     4184   380694 SH       SOLE                                     380694
MCDONALDS CORP                 COM              580135101     3223    32332 SH       SOLE                                      32332
MEDTRONIC INC                  COM              585055106     1131    24089 SH       SOLE                                      24089
MICRON TECHNOLOGY INC          COM              595112103     2844   285066 SH       SOLE                                     285066
MICROSOFT CORP                 COM              594918104      288    10075 SH       SOLE                                      10075
MONDELEZ INTERNATIONAL, INC.   COM              609207105     1826    59657 SH       SOLE                                      59657
NATIONAL OILWELL VARCO INC     COM              637071101     2037    28797 SH       SOLE                                      28797
PEPSICO INC                    COM              713448108     3886    49123 SH       SOLE                                      49123
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2485    26807 SH       SOLE                                      26807
QUALCOMM INC                   COM              747525103     2030    30325 SH       SOLE                                      30325
ROYAL DUTCH SHELL B ADR        COM              780259107      964    14434 SH       SOLE                                      14434
SCHLUMBERGER LTD               COM              806857108     3870    51682 SH       SOLE                                      51682
TARGET CORP                    COM              87612E106      464     6775 SH       SOLE                                       6775
UNION PACIFIC CORP             COM              907818108     3474    24397 SH       SOLE                                      24397
UNITED TECHNOLOGIES            COM              913017109     1944    20803 SH       SOLE                                      20803
VERIZON COMMUNICATIONS         COM              92343V104     4159    84609 SH       SOLE                                      84609
ISHARES NASDAQ BIOTECH INDX                     464287556     6651    41585 SH       SOLE                                      41585
ISHARES S&P U.S. PREFERRED STO                  464288687     3282    80995 SH       SOLE                                      80995
MARKET VECTORS AGRIBUSINESS IN                  57060U605     1916    35375 SH       SOLE                                      35375
MARKET VECTORS OIL SERVICE ETF                  57060U191     4719   109975 SH       SOLE                                     109975
UTILITIES SELECT SECTOR SPDR                    81369Y886      645    16484 SH       SOLE                                      16484
PIMCO INTERMEDIATE MUNI BOND E                  72201R866      216     4000 SH       SOLE                                       4000
PIMCO TOTAL RETURN ETF                          72201R775      549     5000 SH       SOLE                                       5000
ISHARES TR COMEX GOLD                           464285105      658    42374 SH       SOLE                                      42374